Equity and Earnings per Common Share, Common and Preferred Stock (Details) - USD ($)			3 Months Ended				6 Months Ended
	Apr. 28, 2020	Feb. 11, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Class of Stock Disclosures [Abstract]
Date of conducting IPO and concurrent private placement of common stock							Oct. 09, 2013
Proceeds from issuance of stock							$ 0	$ 49,642,000
Earnings Per Share, Other Disclosures [Abstract]
Issuance of common stock (in shares)	527,010
Common dividends declared (in dollars per share)	$ 0.40		$ 0.27	$ 0.40	$ 0.49	$ 0.49
Series A Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock dividend rate							8.20%
Preferred stock, par value (in dollars per share)			$ 0.01				$ 0.01		$ 0.01
Preferred stock issued (in shares)			2,781,635				2,781,635		2,781,635
Cash redemption price (in dollars per share)			$ 25.00				$ 25.00
Shares issued upon conversion, preferred stock (in shares)			2.62881				2.62881
Percentage of cash dividends rate							8.20%
Liquidation preference per share (in dollars per share)			$ 25.00				$ 25.00
Cumulative cash dividends (in dollars per share)							2.05
Series B Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01				$ 0.01		$ 0.01
Preferred stock issued (in shares)		1,800,000	2,000,000				2,000,000		2,000,000
Proceeds from issuance of stock		$ 48,400,000
Stock issuance expense		$ 285,000
Stock exercised to purchase additional shares (in shares)		200,000
Percentage of offering of fixed-to-floating rate cumulative redeemable stock		8.25%
Cash redemption price (in dollars per share)		$ 25.00
Shares issued upon conversion, preferred stock (in shares)		2.68962
Series B Preferred Stock [Member] | LIBOR [Member]
Class of Stock Disclosures [Abstract]
Percentage of offering of fixed-to-floating rate cumulative redeemable stock			8.25%				8.25%
Shares issued upon conversion, preferred stock (in shares)			2.0625				2.0625
Liquidation preference per share (in dollars per share)			$ 25.00				$ 25.00
Term of floating rate							3 months
Basis spread on variable rate							5.631%